Stockholder's Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Debt Conversions [Table Text Block]

During the six months ended September 30, 2021 and the year ended December 31, 2020 the following shares were issued for debt conversions:

	Nine Months Ended September 30, 2021		During the Year Ended December 31, 2020
Capital Company	Shares converted	Dollars converted	Shares converted	Dollars converted
Crown Bridge Partners	-	$-	2,300,000	$46,540
Power Up	1,282,051	25,000	1,633,968	57,450
Oasis Capital	23,746,991	172,846	5,173,328	125,775
Total	25,029,042	$197,846	9,107,296	$229,765

During the year ended December 31, 2020 the following shares were converted from debt.

Capital Company	Shares converted	Dollars converted
Crown Bridge Partners	2,300,000	$46,540
Power Up	1,633,968	57,450
Oasis Capital	5,173,328	125,775
Total	9,107,296	$229,765